Significant Accounting Policies - Principles of consolidation to short-term investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥) $ / ¥	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Principles of consolidation
Net loss attributable to non-controlling interests	$ (136)	¥ (889)	¥ 156	¥ 0
Functional currency and foreign currency translation
Total foreign currency translation adjustments	$ (742)	¥ (4,843)	(3,285)	¥ 231
Convenience translation
Foreign exchange rate | $ / ¥		6.5250
Fair value measurements
Impairment loss		¥ 0
Recurring
Fair value measurements
Short-term investments-Wealth management products		148,344	86,362
Level 2 | Recurring
Fair value measurements
Short-term investments-Wealth management products		¥ 148,344	¥ 86,362